UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 2.8%
	CALL OPTIONS – 0.5%
	CBOE SPX Volatility Index
1,000	Exercise Price: $15.00, Expiration Date: October 6, 2016*	$32,500
4,000	Exercise Price: $22.00, Expiration Date: October 20, 2016*	150,000
2,000	Exercise Price: $24.00, Expiration Date: October 20, 2016*	55,000
4,000	Exercise Price: $25.00, Expiration Date: October 27, 2016*	140,000

	TOTAL CALL OPTIONS (Cost $853,750)	377,500

	PUT OPTIONS – 2.3%
	CBOE SPX Volatility Index
500	Exercise Price: $12.00, Expiration Date: October 20, 2016	2,500
	NASDAQ 100 Stock Index
2,000	Exercise Price: $4,375.00, Expiration Date: October 22, 2016*	540,000
250	Exercise Price: $4,475.00, Expiration Date: October 29, 2016*	207,500
500	Exercise Price: $4,175.00, Expiration Date: November 19, 2016*	435,000
	S&P 500 Index
2,000	Exercise Price: $1,935.00, Expiration Date: October 8, 2016*	25,000
3,000	Exercise Price: $2,015.00, Expiration Date: October 8, 2016*	82,500
2,500	Exercise Price: $1,900.00, Expiration Date: October 13, 2016*	43,750
1,073	Exercise Price: $1,875.00, Expiration Date: November 1, 2016*	93,887
2,000	Exercise Price: $1,850.00, Expiration Date: November 19, 2016*	510,000

	TOTAL PUT OPTIONS (Cost $3,364,326)	1,940,137

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $4,218,076)	2,317,637

Principal Amount

	SHORT-TERM INVESTMENTS – 99.7%
$2,196,368	UMB Money Market Fiduciary, 0.01%[1]	2,196,368
80,000,000	United States Treasury Bill, 0.41%, 2/9/2017[2]	79,905,040

	TOTAL SHORT-TERM INVESTMENTS (Cost $82,077,740)	82,101,408

	TOTAL INVESTMENTS – 102.5% (Cost $86,295,816)	84,419,045

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Contracts		Value

	Liabilities in Excess of Other Assets – (2.5)%	$(2,063,502)

	TOTAL NET ASSETS – 100.0%	$82,355,543

	WRITTEN OPTIONS CONTRACTS – (3.2)%
	CALL OPTIONS – (0.1)%
	CBOE SPX Volatility Index
(1,000)	Exercise Price: $18.00, Expiration Date: October 20, 2016	(75,000)

	TOTAL CALL OPTIONS (Proceeds $84,050)	(75,000)

	PUT OPTIONS – (3.1)%
	CBOE SPX Volatility Index
(500)	Exercise Price: $13.00, Expiration Date: October 20, 2016	(5,000)
	NASDAQ 100 Stock Index
(2,000)	Exercise Price: $4,400.00, Expiration Date: October 22, 2016*	(615,000)
(250)	Exercise Price: $4,500.00, Expiration Date: October 29, 2016*	(233,750)
(500)	Exercise Price: $4,275.00, Expiration Date: November 19, 2016*	(615,000)
	S&P 500 Index
(2,000)	Exercise Price: $1,960.00, Expiration Date: October 8, 2016*	(35,000)
(3,000)	Exercise Price: $2,040.00, Expiration Date: October 8, 2016*	(82,500)
(2,500)	Exercise Price: $1,935.00, Expiration Date: October 13, 2016*	(68,750)
(1,073)	Exercise Price: $1,900.00, Expiration Date: November 1, 2016*	(120,712)
(2,000)	Exercise Price: $1,900.00, Expiration Date: November 19, 2016*	(780,000)

	TOTAL PUT OPTIONS (Proceeds $4,281,016)	(2,555,712)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $4,365,066)	$(2,630,712)

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.
[2]	Segregated as collateral for open written options contracts.

See accompanying Notes to Schedule of Investments.

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 75.2%
	COMMUNICATIONS – 7.8%
$280,000	AMC Networks, Inc. 4.750%, 12/15/2022[1,5]	$283,500
	Cablevision Systems Corp.
90,000	7.750%, 4/15/2018[5]	95,175
190,000	8.000%, 4/15/2020[5]	199,025
66,000	Cincinnati Bell, Inc. 8.375%, 10/15/2020[1,5]	67,650
280,000	DISH DBS Corp. 6.750%, 6/1/2021[5]	302,400
233,000	EarthLink Holdings Corp. 8.875%, 5/15/2019[1,5]	238,825
280,000	Frontier Communications Corp. 8.500%, 4/15/2020[5]	302,750
60,000	Netflix, Inc. 5.375%, 2/1/2021[5]	65,250
280,000	Sprint Capital Corp. 6.900%, 5/1/2019[5]	288,750
	T-Mobile USA, Inc.
30,000	6.625%, 11/15/2020[1,5]	30,825
130,000	6.250%, 4/1/2021[1,5]	136,419
280,000	Windstream Services LLC 7.750%, 10/15/2020[1,5]	284,900
		2,295,469
	CONSUMER DISCRETIONARY – 16.5%
280,000	ADT Corp. 6.250%, 10/15/2021[5]	304,500
415,000	Air Canada 7.750%, 4/15/2021[2]	448,200
205,000	American Airlines Group, Inc. 6.125%, 6/1/2018[5]	214,737
174,000	American Greetings Corp. 7.375%, 12/1/2021[1,5]	180,960
40,000	Cooper Tire & Rubber Co. 8.000%, 12/15/2019[5]	45,200
280,000	Gap, Inc. 5.950%, 4/12/2021[1,5]	298,644
40,000	Goodyear Tire & Rubber Co. 8.750%, 8/15/2020[5]	47,800
160,000	Hertz Corp. 5.875%, 10/15/2020[1,5]	165,000
	International Game Technology
60,000	7.500%, 6/15/2019[5]	66,825
144,000	5.500%, 6/15/2020[5]	150,300

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY(Continued)
$280,000	J.C. Penney Corp., Inc. 8.125%, 10/1/2019[5]	$305,200
280,000	KB Home 8.000%, 3/15/2020[5]	311,850
80,000	MGM Resorts International 6.750%, 10/1/2020[5]	89,600
250,000	Outerwall, Inc. 6.000%, 3/15/2019[1,5]	257,900
240,000	Penske Automotive Group, Inc. 5.750%, 10/1/2022[1,5]	249,000
280,000	Rent-A-Center, Inc. 6.625%, 11/15/2020[1,5]	270,200
280,000	RR Donnelley & Sons Co. 7.625%, 6/15/2020[5]	303,100
280,000	Ruby Tuesday, Inc. 7.625%, 5/15/2020[1,5]	265,300
160,000	Scientific Games Corp. 8.125%, 9/15/2018[1,5]	160,400
280,000	Sears Roebuck Acceptance Corp. 6.875%, 10/15/2017[5]	259,000
52,000	ServiceMaster Co. LLC 7.100%, 3/1/2018[5]	53,625
150,000	United Rentals North America, Inc. 7.625%, 4/15/2022[1,5]	159,750
215,000	Yum! Brands, Inc. 3.750%, 11/1/2021[1,5]	218,225
		4,825,316
	CONSUMER STAPLES – 5.5%
280,000	Alliance One International, Inc. 9.875%, 7/15/2021[1,5]	237,650
280,000	Avon Products, Inc. 6.500%, 3/1/2019[5]	289,100
280,000	Central Garden & Pet Co. 6.125%, 11/15/2023[1,5]	299,600
130,000	Elizabeth Arden, Inc. 7.375%, 3/15/2021[1,5]	134,712
180,000	New Albertsons, Inc. 7.020%, 7/21/2017[5]	181,800
212,000	Post Holdings, Inc. 7.375%, 2/15/2022[1,5]	223,130
120,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[1,5]	122,400

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER STAPLES(Continued)
$105,000	Vector Group Ltd. 7.750%, 2/15/2021[1,5]	$110,744
		1,599,136
	ENERGY – 15.4%
256,000	Antero Resources Corp. 6.000%, 12/1/2020[1,5]	264,560
280,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.625%, 1/15/2022[1,5]	226,100
280,000	Carrizo Oil & Gas, Inc. 7.500%, 9/15/2020[1,5]	289,800
199,000	CONSOL Energy, Inc. 8.250%, 4/1/2020[1,5]	194,441
280,000	Era Group, Inc. 7.750%, 12/15/2022[1,5]	233,800
280,000	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc. 6.125%, 6/15/2019[1,5]	285,600
160,000	Harvest Operations Corp. 6.875%, 10/1/2017[2,5]	162,000
280,000	Laredo Petroleum, Inc. 7.375%, 5/1/2022[1]	289,450
280,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/2021[1,5]	263,200
110,000	Noble Energy, Inc. 5.875%, 6/1/2022[1,5]	124,959
280,000	NuStar Logistics LP 6.750%, 2/1/2021[5]	301,700
280,000	Oasis Petroleum, Inc. 7.250%, 2/1/2019[1,5]	283,500
280,000	Petrobras Global Finance B.V. 7.875%, 3/15/2019[2,5]	303,100
280,000	PHI, Inc. 5.250%, 3/15/2019[1,5]	268,100
280,000	SESI LLC 6.375%, 5/1/2019[1,5]	277,900
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.875%, 2/1/2021[1,5]	258,125
280,000	Transocean, Inc. 6.500%, 11/15/2020[2,5]	273,700
225,000	Whiting Petroleum Corp. 6.500%, 10/1/2018[1,5]	221,625
		4,521,660

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS – 8.3%
$280,000	Credit Acceptance Corp. 6.125%, 2/15/2021[1,5]	$281,400
280,000	Enova International, Inc. 9.750%, 6/1/2021[1,5]	250,600
280,000	Genworth Holdings, Inc. 7.700%, 6/15/2020[5]	277,900
280,000	GFI Group, Inc. 8.375%, 7/19/2018[5]	302,400
280,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.000%, 8/1/2020[1,5]	281,400
	Nationstar Mortgage LLC / Nationstar Capital Corp.
45,000	6.500%, 8/1/2018[1,5]	45,731
240,000	7.875%, 10/1/2020[1,5]	243,888
280,000	Navient Corp. 8.000%, 3/25/2020[5]	300,300
160,000	Oppenheimer Holdings, Inc. 8.750%, 4/15/2018[1,5]	161,600
271,000	Popular, Inc. 7.000%, 7/1/2019[1,2]	279,130
		2,424,349
	HEALTH CARE – 3.0%
	Community Health Systems, Inc.
60,000	8.000%, 11/15/2019[1,5]	58,800
220,000	7.125%, 7/15/2020[1,5]	204,490
280,000	IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 5/15/2019[1,5]	253,400
280,000	Tenet Healthcare Corp. 6.750%, 2/1/2020[5]	275,100
80,000	Valeant Pharmaceuticals International 7.000%, 10/1/2020[1,5]	77,600
		869,390
	INDUSTRIALS – 4.7%
205,000	AECOM 5.750%, 10/15/2022[1,5]	215,314
40,000	Case New Holland Industrial, Inc. 7.875%, 12/1/2017[5]	42,500
280,000	Commercial Vehicle Group, Inc. 7.875%, 4/15/2019[1,5]	279,300
280,000	Navistar International Corp. 8.250%, 11/1/2021[1,5]	277,200
280,000	Titan International, Inc. 6.875%, 10/1/2020[1,5]	263,900

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIALS(Continued)
$280,000	XPO CNW, Inc. 7.250%, 1/15/2018[5]	$286,300
		1,364,514
	MATERIALS – 10.3%
56,000	AEP Industries, Inc. 8.250%, 4/15/2019[1,5]	57,820
280,000	AK Steel Corp. 7.625%, 5/15/2020[1,5]	273,000
280,000	AngloGold Ashanti Holdings PLC 5.375%, 4/15/2020[2,5]	291,735
248,000	ArcelorMittal 10.850%, 6/1/2019[2,5]	300,080
280,000	Coeur Mining, Inc. 7.875%, 2/1/2021[1,5]	287,000
60,000	Commercial Metals Co. 7.350%, 8/15/2018[5]	64,800
280,000	Hecla Mining Co. 6.875%, 5/1/2021[1,5]	281,050
280,000	Hexion, Inc. 6.625%, 4/15/2020[1]	246,400
265,000	LSB Industries, Inc. 8.500%, 8/1/2019[1,3]	266,325
60,000	Novelis, Inc. 8.750%, 12/15/2020[1,2,5]	62,706
160,000	SunCoke Energy, Inc. 7.625%, 8/1/2019[1,5]	151,200
245,000	Tronox Finance LLC 6.375%, 8/15/2020[1,5]	226,012
280,000	United States Steel Corp. 7.375%, 4/1/2020[5]	278,600
220,000	Vale Overseas Ltd. 5.625%, 9/15/2019[2,5]	232,375
		3,019,103
	TECHNOLOGY – 3.3%
280,000	BMC Software, Inc. 7.250%, 6/1/2018[5]	275,800
280,000	Infor US, Inc. 6.500%, 5/15/2022[1,5]	283,500
280,000	Micron Technology, Inc. 5.875%, 2/15/2022[1,5]	285,600

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	TECHNOLOGY(Continued)
$100,000	Zebra Technologies Corp. 7.250%, 10/15/2022[1]	$108,375
		953,275
	UTILITIES – 0.4%
118,000	NRG Energy, Inc. 7.875%, 5/15/2021[1,5]	123,310
		123,310
	TOTAL CORPORATE BONDS (Cost $21,375,483)	21,995,522

	SHORT-TERM INVESTMENTS – 23.4%
3,871,295	UMB Money Market Fiduciary, 0.01%[4]	3,871,295
3,000,000	United States Treasury Bill, 0.56%, 9/14/2017	2,983,257

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,855,255)	6,854,552

	TOTAL INVESTMENTS – 98.6% (Cost $28,230,738)	28,850,074
	Other Assets in Excess of Liabilities – 1.4%	417,108

	TOTAL NET ASSETS – 100.0%	$29,267,182

Number of Contracts

	SECURITIES SOLD SHORT – (0.2)%
	WRITTEN OPTIONS CONTRACTS – (0.2)%
	PUT OPTIONS – (0.2)%
	Barrick Gold Corp.
(176)	Exercise Price: $16.50, Expiration Date: October 22, 2016	(4,224)
	Bristol-Myers Squibb Company
(55)	Exercise Price: $52.50, Expiration Date: October 22, 2016	(4,593)
	CBOE Holdings, Inc.
(40)	Exercise Price: $65.00, Expiration Date: October 22, 2016	(4,600)
	General Motors Company
(92)	Exercise Price: $30.50, Expiration Date: October 15, 2016	(1,334)
	Gilead Sciences, Inc.
(37)	Exercise Price: $77.00, Expiration Date: October 22, 2016	(2,757)
	Goldcorp, Inc.
(192)	Exercise Price: $15.00, Expiration Date: October 22, 2016	(2,592)
	iShares 20+ Year Treasury Bond ETF
(21)	Exercise Price: $135.50, Expiration Date: October 8, 2016*	(682)
(20)	Exercise Price: $136.00, Expiration Date: October 8, 2016*	(900)
(21)	Exercise Price: $135.00, Expiration Date: October 15, 2016*	(997)
(21)	Exercise Price: $137.00, Expiration Date: October 15, 2016*	(2,426)

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS(Continued)
(21)	Exercise Price: $134.50, Expiration Date: October 22, 2016*	$(1,228)
(22)	Exercise Price: $136.00, Expiration Date: October 22, 2016*	(2,255)
(21)	Exercise Price: $134.00, Expiration Date: October 28, 2016*	(1,428)
	Newmont Mining Corp.
(83)	Exercise Price: $35.00, Expiration Date: October 22, 2016	(1,826)
	Pfizer, Inc.
(81)	Exercise Price: $33.50, Expiration Date: October 8, 2016	(1,012)
	The Hershey Company
(31)	Exercise Price: $93.50, Expiration Date: October 22, 2016	(2,232)
	The Mosaic Company
(118)	Exercise Price: $24.50, Expiration Date: October 29, 2016	(11,387)
	Twitter, Inc.
(162)	Exercise Price: $17.00, Expiration Date: October 15, 2016	(810)
	Vodafone Group PLC
(100)	Exercise Price: $27.50, Expiration Date: October 15, 2016	(1,500)
	Whole Foods Market, Inc.
(99)	Exercise Price: $28.50, Expiration Date: October 29, 2016	(8,069)

	TOTAL PUT OPTIONS (Proceeds $85,424)	(56,852)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $85,424)	(56,852)

	TOTAL SECURITIES SOLD SHORT (Proceeds $85,424)	$(56,852)

LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Variable, floating, or step rate security.
[4]	The rate is the annualized seven-day yield at period end.
[5]	Security segregated as collateral for open written options contracts.

See accompanying Notes to Schedule of Investments.

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.8%
	COMMUNICATIONS – 6.2%
464	Alphabet, Inc. - Class A*	$373,084
3,002	Facebook, Inc. - Class A*	385,066
71,498	MeetMe, Inc.*	443,287
259	Priceline Group, Inc.*	381,116
12,669	Sinclair Broadcast Group, Inc. - Class A	365,881
3,859	Walt Disney Co.	358,347
		2,306,781
	CONSUMER DISCRETIONARY – 27.2%
5,534	Alaska Air Group, Inc.	364,469
2,777	Allegiant Travel Co.	366,758
19,550	American Eagle Outfitters, Inc.	349,163
10,422	AMN Healthcare Services, Inc.*	332,149
11,017	Cooper Tire & Rubber Co.	418,866
7,137	Copart, Inc.*	382,258
3,746	Drew Industries, Inc.	367,183
19,821	Fox Factory Holding Corp.*	455,288
20,611	Gentex Corp.	361,929
8,722	Grand Canyon Education, Inc.*	352,282
8,230	Hawaiian Holdings, Inc.*	399,978
10,726	Herman Miller, Inc.	306,764
9,772	Hibbett Sports, Inc.*	389,903
2,745	Home Depot, Inc.	353,227
22,823	JetBlue Airways Corp.*	393,469
10,881	LGI Homes, Inc.*	400,856
4,791	Lowe's Cos., Inc.	345,958
1,769	Mohawk Industries, Inc.*	354,401
17,465	Nautilus, Inc.*	396,805
6,309	NIKE, Inc. - Class B	332,169
12,752	Nutrisystem, Inc.	378,607
4,003	Polaris Industries, Inc.	309,992
3,042	Stanley Black & Decker, Inc.	374,105
4,689	Tempur Sealy International, Inc.*	266,054
4,696	Thor Industries, Inc.	397,751
4,698	TJX Cos., Inc.	351,316
27,244	TRI Pointe Group, Inc.*	359,076
1,361	Ulta Salon Cosmetics & Fragrance, Inc.*	323,891
		10,184,667
	CONSUMER STAPLES – 3.7%
7,698	B&G Foods, Inc.	378,587
8,520	Cal-Maine Foods, Inc.	328,361
7,985	Five Below, Inc.*	321,716

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES(Continued)
11,421	Kroger Co.	$338,975
		1,367,639
	ENERGY – 2.0%
4,737	EQT Midstream Partners LP	360,912
9,027	Valero Energy Partners LP	394,390
		755,302
	FINANCIALS – 14.9%
5,663	American Express Co.	362,659
9,706	Bank of the Ozarks, Inc.	372,710
5,448	CBOE Holdings, Inc.	353,303
1,903	Credit Acceptance Corp.*	382,636
11,478	Federated Investors, Inc. - Class B	340,093
14,810	Hanmi Financial Corp.	390,095
28,930	Heritage Insurance Holdings, Inc.	416,881
17,010	Home BancShares, Inc.	353,978
1,326	Intercontinental Exchange, Inc.	357,171
3,602	LendingTree, Inc.*	349,070
13,981	Marcus & Millichap, Inc.*	365,603
3,898	Mastercard, Inc.	396,700
7,236	ServisFirst Bancshares, Inc.	375,621
16,514	Universal Insurance Holdings, Inc.	416,153
14,163	Walker & Dunlop, Inc.*	357,757
		5,590,430
	HEALTH CARE – 18.3%
5,559	AbbVie, Inc.	350,606
12,672	Akorn, Inc.*	345,439
3,928	Align Technology, Inc.*	368,250
2,141	Amgen, Inc.	357,140
7,454	Anika Therapeutics, Inc.*	356,674
1,176	Biogen, Inc.*	368,123
8,383	Cambrex Corp.*	372,708
3,316	Celgene Corp.*	346,622
8,205	Five Prime Therapeutics, Inc.*	430,681
4,591	Gilead Sciences, Inc.	363,240
23,242	Insys Therapeutics, Inc.*	274,023
6,407	Masimo Corp.*	381,152
1,915	McKesson Corp.	319,326
11,518	Natural Health Trends Corp.	325,499
36,853	SciClone Pharmaceuticals, Inc.*	377,743
2,936	United Therapeutics Corp.*	346,683
2,615	UnitedHealth Group, Inc.	366,100
2,788	USANA Health Sciences, Inc.*	385,720

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE(Continued)
17,119	Xencor, Inc.*	$419,244
		6,854,973
	INDUSTRIALS – 12.3%
13,427	AAON, Inc.	386,966
7,803	Argan, Inc.	461,860
11,446	Douglas Dynamics, Inc.	365,585
4,191	Dycom Industries, Inc.*	342,740
10,936	Greenbrier Cos., Inc.	386,041
8,220	Hexcel Corp.	364,146
3,683	Pool Corp.	348,117
13,010	Smith & Wesson Holding Corp.*	345,936
8,182	Spirit AeroSystems Holdings, Inc. - Class A*	364,426
24,941	Supreme Industries, Inc. - Class A	481,361
3,356	United Parcel Service, Inc. - Class B	367,012
27,502	Wabash National Corp.*	391,629
		4,605,819
	MATERIALS – 3.9%
8,562	Berry Plastics Group, Inc.*	375,444
6,954	Dow Chemical Co.	360,426
5,743	Patrick Industries, Inc.*	355,606
6,162	Trex Co., Inc.*	361,833
		1,453,309
	TECHNOLOGY – 10.3%
3,403	Apple, Inc.	384,709
12,678	Applied Materials, Inc.	382,242
4,682	Arista Networks, Inc.*	398,345
2,123	FactSet Research Systems, Inc.	344,138
2,925	Fair Isaac Corp.	364,426
18,257	Integrated Device Technology, Inc.*	421,737
5,234	KLA-Tencor Corp.	364,862
20,465	MaxLinear, Inc. - Class A*	414,825
16,526	NIC, Inc.	388,361
7,360	Ubiquiti Networks, Inc.*	393,760
		3,857,405
	TOTAL COMMON STOCKS (Cost $36,145,193)	36,976,325

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2016 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.2%
$441,712	UMB Money Market Fiduciary, 0.01%[1]	$441,712

	TOTAL SHORT-TERM INVESTMENTS (Cost $441,712)	441,712

	TOTAL INVESTMENTS – 100.0% (Cost $36,586,905)	37,418,037
	Liabilities in Excess of Other Assets – 0.0%	(13,767)

	TOTAL NET ASSETS – 100.0%	$37,404,270

LP – Limited Partnership

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Kaizen Funds
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2016 (Unaudited)

Note 1 – Organization
Kaizen Hedged Premium Spreads Fund, Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Kaizen Hedged Premium Spreads Fund is a non-diversified fund.  The Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund are diversified funds.

The Kaizen Hedged Premium Spreads Fund’s primary investment objective is to seek risk-adjusted returns which are uncorrelated to the broader markets. The Fund currently offers one class of shares, Class I.  Class A and Class C Shares are not currently available.  The Fund’s Class I shares commenced operations on August 3, 2015.

The Altrius Enhanced Income Fund’s primary investment objective is to maximize long-term total return and generate income.  The Fund currently offers one class of shares, Class I.  Class A and Class C Shares are not currently available.  The Fund’s Class I shares commenced investment operations on December 31, 2015.

The MarketGrader 100 Enhanced Index Fund’s primary investment objective is to seek investment results that track generally, before fees and expenses, to the performance of the Kaizen MarketGrader 100 Dynamic Risk Overlay Index (the “Underlying Index”).  The Fund currently offers one class of shares, Class I.  Class A and Class C Shares are not currently available.  The Fund’s Class I shares commenced investment operations on December 31, 2015.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Kaizen Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
September 30, 2016 (Unaudited)

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  A Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

 (c) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments.  The purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Note 3 – Federal Income Taxes
At September 30, 2016, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Kaizen Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
September 30, 2016 (Unaudited)

	Kaizen Hedged Premium Spreads Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
Cost of investments	$86,295,816	$28,230,738	$36,586,905

Gross unrealized appreciation	$61,768	$736,367	$2,113,439
Gross unrealized depreciation	(1,938,539)	(117,031)	(1,282,307)
Net unrealized appreciation (depreciation) on investments	$(1,876,771)	$619,336	$831,132

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2016, in valuing the Funds’ assets carried at fair value:

Kaizen Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
September 30, 2016 (Unaudited)

Kaizen Hedged Premium Spreads Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Purchased Options Contracts	$1,535,137	$782,500	$-	$2,317,637
Short-Term Investments
Money Market	2,196,368	-	-	2,196,368
U.S. Treasury Bill	-	79,905,040	-	79,905,040
Total Assets	$3,731,505	$80,687,540	$-	$84,419,045
Liabilities
Written Options Contracts	$2,561,962	$68,750	$-	$2,630,712

Altrius Enhanced Income Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds	$-	$21,995,522	$-	$21,995,522
Short-Term Investments
Money Market	3,871,295	-	-	3,871,295
U.S. Treasury Bill	-	2,983,257	-	2,983,257
Total Assets	$3,871,295	$24,978,779	$-	$28,850,074
Liabilities
Written Options Contracts	$39,589	$17,263	$-	$56,852

MarketGrader 100 Enhanced Index Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$36,976,325	$-	$-	$36,976,325
Short-Term Investments	441,712	-	-	441,712
Total Investments	$37,418,037	$-	$-	$37,418,037

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period.  There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	11/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	11/29/16

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/16

* Print the name and title of each signing officer under his or her signature.